UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

Scharf Fund
Institutional Class – LOGIX
Retail Class – LOGRX

Scharf Multi-Asset Opportunity Fund
Institutional Class – LOGOX
Retail Class – LOGBX

Scharf Global Opportunity Fund
Institutional Class (formerly, Retail Class) – WRLDX

SEMI-ANNUAL REPORT
March 31, 2024

Scharf Investments, LLC

(This Page Intentionally Left Blank.)

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TABLE OF CONTENTS

Letter from the President	2
To Our Shareholders	9
Expense Examples	11
Sector Allocation of Portfolio Assets	13
Schedules of Investments	16
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	39
Notes to Financial Statements	44
Notice to Shareholders	59
Householding	60
Approval of Investment Advisory Agreement	61
Privacy Notice	66
Statement Regarding Liquidity Risk Management Program	67

SCHARF FUNDS

Letter from the President

Dear Fellow Shareholders,

2024 has started off with a bang.  The S&P made new record highs 22 times in the quarter and added $4 trillion of market capitalization.  The index rose 10.1% in the first quarter which followed an 11.7% return in the fourth quarter of last year.  To highlight the strength of the rally, double-digit gains in successive quarters has only occurred 7 times since 1950.

The enthusiasm for Artificial Intelligence (AI) is raising some concerns regarding a potential stock market bubble and has fueled an overly bullish investor mood. Herd psychology appears to be as strong as it has been in some time. In a recent Investors Intelligence survey bulls outranked bears by 4 to 1 (60.6% in the bull camp compared to only 15.2% bearish).  The momentum in this market is off the charts.

Not surprisingly technology stocks led the way, with the “Mag 7” up 17.1% in the quarter.  As shown in the chart below, the rally has started to broaden out (more on that later) in the quarter as even small caps had a nice gain of 5.2% and the MSCI All Country World Index rose at its fastest pace to start a calendar year since 2019, jumping 8.3% in the quarter. Even gold gained 7.6%. The only major asset class to lag in the quarter were longer duration bonds with the 20-year treasury index declining -3.7%.

While there are no guarantees, history suggests the strong first quarter rally is a good sign for the rest of the year.  As shown in the chart below, over the past 87 years, following a double digit first quarter the S&P 500 has averaged an additional 7% return over the rest of the year.

Source: Bloomberg, Scharf Investments
Source: Wall Street Journal, March 2024
Past performance is not a guarantee of future results.

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Market Warning Signs: Too Much Technology?

Concentration among just a handful of stocks is the highest it has been over the last 3 decades. This concentration is even greater than during the dot-com bubble.  The top 5 stocks in the S&P 500 account for 25% of the index (compared to 25% in the top 10 back in 1999).  This is true for many market-cap weighted equity indexes as well with the S&P 500, Russell 1000, S&P 1500 and Russell 3000 all with more than 20% in the top 5 stocks and 30%+ in the top 10 stocks.  History suggests that the highest market capitalization companies tend to endure the most significant downturns when the market self corrects following periods of heightened concentration such as this one.

As previously discussed, the chart below shows technology sector performance relative to the broader S&P 500 has reached levels above those seen at the peak of the Internet bubble. If one were to include Google, Meta, Amazon and Tesla – which are not counted in S&P’s “technology sector” – technology outperformance relative to the broader market would be even greater than shown in the chart below.

Source: Bloomberg, Scharf Investments
Past performance is not a guarantee of future results.

This outperformance has resulted in a huge concentration of the technology sector in the broader indexes.  The technology sector represents 30% of the S&P 500.  Amazon, Tesla, Meta, and Google, which are not counted as part of the S&P 500 technology sector, add another 11%.  This brings the total Technology and “Technology Like” exposure to 41%, an all-time high.

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Source: Bloomberg, Scharf Investments, March 2024

Historically, the S&P 500 has been a more diversified stock market index. 10 years ago, as shown in the table below, the Technology and “Technology Like” weight in the S&P 500 Index was 17%; and no single industry sector represented more than 20% of the index. At that time both the S&P 500 Index and Scharf equity represented similarly diversified equity portfolios. This is less true today with the benchmark S&P 500 Index becoming more concentrated while Scharf equity has maintained the disciplined industry diversification that has been a hallmark of our investment process over our +40 year investment management history.

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Today, Scharf equity industry weights skew toward the more diversified Russell 1000 Value Index versus the more concentrated S&P 500 Index. For example, per the charts below, Scharf equity technology exposure is currently at 11% – in-line with the Russell 1000 Value Index at 12%.

Source: Bloomberg, Scharf Investments, March 2024

Lessons from 25 Years Ago

Mark Twain “history doesn’t repeat itself, but it often rhymes.”

As we have previously noted, the turn of the century offers lessons for investors apropos to the current market environment. At the turn of this century the Internet was relatively new, cell phones were still relatively rare, most people still shopped in physical stores, and the iPhone would not be launched for another 6.5 years. Had you told someone on January 1, 2000 that the average American would spend 4.5 hours per day on their mobile devices (and teens 8.5 hours), they undoubtedly would have tried to have you committed. It is inarguable that the Internet has changed virtually every aspect of our lives today and has likely surpassed even the most bullish expectations from the late 1990s. Yet, many investors who invested into the hype did poorly.

Of the 10 largest S&P technology stocks at the beginning of 2000, half lost money over the next 18 years. On average the basket of stocks lost 6.9% per year, for a cumulative loss of nearly one-third. In fact, only Microsoft, outperformed the S&P and it did so by less than 0.5% per year. Over a ten-year period the results were even worse, with the average stock down 6.9% per year, for a cumulative loss of more than 50%.

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*
Sun Microsystems through 1/2010, Dell through 10/2013. Time Warner through 6/2018, the dates they first stopped trading. Sources: Research Affiliates, Scharf Investments. Data as of 6/30/2023. The Securities identified and described do not represent all of the securities purchased, sold or recommended for client accounts. The reader should not assume that an investment in the securities identified was or will be profitable.

When Will the Party End?

“The economy is strong: We see very strong growth. There’s no reason to think that the economy is in a recession or is at the edge of one. That means that we don’t need to be in a hurry to cut.” – Fed Chairman Jay Powell

The U.S. economy remains supported by strong employment levels while the global economy is mixed with China still struggling. Nevertheless, it is amazing to see how virtually all asset classes have rallied to the extent they have with the Fed increasingly sounding more hawkish of late.  At more than 21 times 2024 earnings, the S&P 500 is priced for perfection.

Fed Chairman Jay Powell recently told investors he sees no signs of an impending recession.  This “no recession” call seems to have become the consensus among institutional investors.  Bank of America’s latest poll of global institutional investors revealed that roughly two-thirds shared this view, compared to only 10% to start 2023.  If this view is correct, it means rate cuts are likely off the table for the foreseeable future.

To be sure there are cracks emerging beneath the surface.  Many companies reported a notable shift in consumer spending patterns towards frugality.  For example, Calvin Klein-owner PVH Corp tanked 23%, after it forecast declining sales. Nike’s stock slumped on similar concerns.  Debt is also starting to become a problem as the number of households behind on their credit cards and car loans has grown at the quickest pace in a decade.  Still the economy seems to be on solid footing in the short-term (though we still believe there is a heightened chance of a recession by next year.)

SCHARF FUNDS

Here’s to Another 40 Years

Clients have expressed concerns about a variety of topical issues – the impact of rising interest rates, high stock market valuations, and the possibility of an economic downturn or profit recession. While these concerns are valid, attempting to time the market is a difficult task.

Our investment process has remained the same over the past 40 years. During this time, investors have endured recessions, wars, stock bubbles, and pandemics. Still, the prudent investor has been well rewarded. We believe our carefully selected companies are well-positioned to perform in any market environment.

We thank you for the confidence and trust you have placed in Scharf Investments and the Scharf Funds and look forward to another successful 40 years.

Sincerely,

Brian Krawez
President and Lead Portfolio Manager

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in securities representing equity or debt. These securities may be issued by small- and medium-sized companies, which involve additional risks such as limited liquidity and greater volatility. The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks, and differences in accounting methods. These risks are greater for emerging markets. The Funds may invest in exchange-traded funds (“ETFs”) or mutual funds, the risks of owning either generally reflecting the risks of owning the underlying securities held by the ETF or mutual fund. The Funds follow an investment style that favors relatively low valuations. Investment in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities.

The securities identified and described do not represent all of the securities purchased, sold, or recommended for client accounts. The reader should not assume that an investment in the securities identified was or will be profitable.

Forward earnings and EPS Growth are not measures of the Funds’ future performance.

Terms and Definitions:

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

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The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market, as of the most recent reconstitution.

The Nasdaq Composite Index is a market capitalization-weighted index of more than 3,700 stocks listed on the Nasdaq stock exchange.

The Lipper Balanced Funds Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both equities and bonds.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government related and corporate securities.

The MSCI All Country World Index (Net) is a broad measure of stock performance throughout the world, with the exception of U.S.-based companies.

The S&P 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

You cannot invest directly in an index.

Earnings Per Share (EPS) is the portion of a company’s profit allocated to each outstanding share of common stock and serves as an indicator of a company’s profitability.

Favorability Ratio is a proprietary metric we use in stock selection. To qualify for purchase, securities must offer at least 3-to-1 upside potential compared with downside risk.

Price to Earnings Ratio (P/E) is a valuation ratio of a company’s current share price compared to its per-share earnings. Upside to historical median P/E and downside to historical median P/E are terms used to describe the adviser’s estimated reward and risk of an individual security.

Margin of Safety is a principle of investing in which an investor only purchases securities when the market price is significantly below its intrinsic value.

The information provided herein represents the opinion of the Funds’ manager, is subject to change at any time, is not guaranteed and should not be considered investment advice.

SCHARF FUNDS

TO OUR SHAREHOLDERS

PERFORMANCE AS OF 3/31/2024
SCHARF FUND
						Since	Since
	6	One	Three	Five	Ten	Inception	Inception
Cumulative:	Months	Year	Year	Year	Year	12/30/11	1/28/15
Scharf Fund –
Institutional Class	17.12%	21.93%	29.26%	75.61%	152.37%	282.44%	N/A
Scharf Fund –
Retail Class	16.96%	21.60%	28.15%	73.13%	N/A	N/A	121.14%
S&P 500® Index (with	23.48%	29.88%	38.59%	101.57%	238.26%	428.87%	211.19%
dividends reinvested)
Russell 1000® Value	19.34%	20.27%	26.36%	63.37%	136.96%	280.17%	122.60%
Annualized:
Scharf Fund –
Institutional Class	—	—	8.93%	11.92%	9.70%	11.57%	N/A
Scharf Fund –
Retail Class	—	—	8.62%	11.60%	N/A	N/A	9.04%
S&P 500® Index (with	—	—	11.49%	15.05%	12.96%	14.56%	13.18%
dividends reinvested)
Russell 1000® Value	—	—	8.11%	10.32%	9.01%	11.52%	9.12%
SCHARF MULTI-ASSET OPPORTUNITY FUND
						Since	Since
	6	One	Three	Five	Ten	Inception	Inception
Cumulative:	Months	Year	Year	Year	Year	12/31/12	1/21/16
Scharf Multi-Asset
Opportunity Fund –
Institutional Class	13.73%	17.07%	20.45%	55.67%	105.03%	151.60%	N/A
Scharf Multi-Asset
Opportunity Fund –
Retail Class	13.59%	16.77%	19.49%	53.62%	N/A	N/A	93.38%
Lipper Balanced
Funds Index (with	14.53%	14.89%	10.18%	45.16%	92.54%	128.17%	93.98%
dividends reinvested)
Bloomberg Barclays U.S.
Aggregate Bond Index	5.99%	1.70%	-7.19%	1.82%	16.57%	16.31%	10.41%
S&P 500® Index (with
dividends reinvested)	23.48%	29.88%	38.59%	101.57%	238.26%	355.91%	226.42%
Annualized:
Scharf Multi-Asset
Opportunity Fund –
Institutional Class	—	—	6.40%	9.25%	7.44%	8.55%	N/A
Scharf Multi-Asset
Opportunity Fund –
Retail Class	—	—	6.12%	8.97%	N/A	N/A	8.38%
Lipper Balanced
Funds Index (with	—	—	3.28%	7.74%	6.77%	7.61%	8.42%
dividends reinvested)
Bloomberg Barclays U.S.
Aggregate Bond Index	—	—	-2.46%	0.36%	1.54%	1.35%	1.22%
S&P 500® Index (with
dividends reinvested)	—	—	11.49%	15.05%	12.96%	14.44%	15.54%

SCHARF FUNDS

SCHARF GLOBAL OPPORTUNITY FUND
					Since
	6	One	Three	Five	Inception
Cumulative:	Months	Year	Year	Year	10/14/14
Scharf Global Opportunity Fund	14.78%	14.31%	16.13%	61.35%	135.58%
MSCI All Country World Index (Net)	20.14%	23.22%	22.35%	67.87%	134.68%
Annualized:
Scharf Global Opportunity Fund	—	—	5.11%	10.04%	9.48%
MSCI All Country World Index (Net)	—	—	6.96%	10.92%	9.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866- 5SCHARF.

Must be preceded or accompanied by a prospectus.

For the six months ended March 31, 2024, the Scharf Funds mutual funds performed as follows:

Scharf Fund Institutional Class and Retail Class returned 17.12% and 16.96%, respectively, compared to the 23.48% return for the S&P 500® Index (“S&P 500”) and 19.34% return for the Russell 1000 Value Index. The key contributors to relative performance for the period were Fiserv, Microsoft, and McKesson. The key detractors from relative performance were Baidu, Comcast, and Novartis.

Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class returned 13.73% and 13.59%, respectively, compared to the 14.53% return for the Lipper Balanced Funds Index, 5.99% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and 23.48% return for the S&P 500. The key contributors to relative performance for the period were Fiserv, Microsoft, and McKesson. The key detractors from relative performance were Baidu, Comcast, and Novartis.

Scharf Global Opportunity Fund Institutional Class returned 14.78% compared to the 20.14% return for the MSCI All Country World Index (Net). The key contributors to relative performance for the period were Brookfield Corporation, Fiserv, and Samsung. The key detractors from relative performance were Baidu, AIA Group, and Yakult Honsha.

The Funds’ holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy and sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

SCHARF FUNDS

EXPENSE EXAMPLES at March 31, 2024 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. The Scharf Fund, Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund are no-load mutual funds. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period (10/1/23 – 3/31/24).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses, with actual net expenses being limited.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as sales charges (loads), redemption fees, or exchange fees.

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EXPENSE EXAMPLES at March 31, 2024 (Unaudited), Continued

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Scharf Fund	10/1/23	3/31/24	10/1/23-3/31/24	Ratio*
Institutional Class
Actual	$1,000.00	$1,171.20	$4.72	0.87%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.65	$4.39	0.87%
Retail Class
Actual	$1,000.00	$1,169.60	$6.18	1.14%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.30	$5.76	1.14%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Multi-Asset	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/23	3/31/24	10/1/23-3/31/24	Ratio*
Institutional Class
Actual	$1,000.00	$1,137.30	$5.02	0.94%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.30	$4.75	0.94%
Retail Class
Actual	$1,000.00	$1,135.90	$6.41	1.20%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.00	$6.06	1.20%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Global	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/23	3/31/24	10/1/23-3/31/24	Ratio*
Institutional Class
Actual	$1,000.00	$1,147.80	$3.06	0.57%
Hypothetical (5% return
before expenses)	$1,000.00	$1,022.15	$2.88	0.57%

*
Expenses are equal to the Fund’s annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

SCHARF FUNDS

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2024 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2024 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHARF GLOBAL OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2024 (Unaudited)

3.5%
2.5%
11.2%
6.8%
7.2%
1.9%
5.5%
8.1%
12.0%
23.2%
18.1%
Communication Services – 11.2%
Consumer Discretionary – 7.2%
Consumer Staples – 8.1%
Financials – 23.2%
Health Care – 18.1%
Industrials – 12.0%
Information Technology – 5.5%
Materials – 1.9%
Preferred Stock – 6.8%
Real Estate – 3.5%
Money Market Fund – 2.5%

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited)

COMMON STOCKS – 86.7%	Shares	Value
Aerospace & Defense – 1.9%
Lockheed Martin Corp.	19,529	$8,883,156

Beverages – 3.8%
Heineken N.V.	182,429	17,583,376

Capital Markets – 4.7%
Brookfield Corp.	508,744	21,301,111

Chemicals – 2.1%
Air Products and Chemicals, Inc.	40,313	9,766,631

Commercial Services & Supplies – 1.4%
MillerKnoll, Inc.	256,118	6,341,482

Financial Services – 14.8%
Berkshire Hathaway, Inc. – Class B(a)	61,357	25,801,846
Fiserv, Inc.(a)	151,765	24,255,082
Visa, Inc. – Class A	62,891	17,551,620
		67,608,548
Ground Transportation – 6.3%
U-Haul Holding Co.	198,506	13,236,380
Union Pacific Corp.	62,489	15,367,920
		28,604,300
Health Care Equipment & Supplies – 2.3%
Smith & Nephew PLC	842,845	10,548,594

Health Care Providers & Services – 14.5%
Centene Corp.(a)	249,314	19,566,163
CVS Health Corp.	221,862	17,695,713
McKesson Corp.	53,806	28,885,751
		66,147,627
Hotels, Restaurants & Leisure – 4.4%
Booking Holdings, Inc.	2,473	8,971,747
Compass Group PLC	371,287	10,886,024
		19,857,771
Insurance – 4.5%
Markel Group, Inc.(a)	13,402	20,390,875

Interactive Media & Services – 1.5%
Match Group, Inc.(a)	193,873	7,033,712

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited), Continued

COMMON STOCKS – 86.7%, Continued	Shares	Value
Media – 8.3%
Comcast Corp. – Class A	573,003	$24,839,680
Walt Disney Co.	106,377	13,016,290
		37,855,970
Personal Care Products – 2.9%
Kenvue, Inc.	1	21
Unilever PLC – ADR	263,392	13,219,644
		13,219,665
Pharmaceuticals – 2.9%
Novartis AG – ADR	135,329	13,090,374
Software – 8.9%
Microsoft Corp.	51,912	21,840,417
Oracle Corp.	149,526	18,781,961
		40,622,378
Specialty Retail – 1.5%
Valvoline, Inc.(a)	151,970	6,773,303
TOTAL COMMON STOCKS
(Cost $267,171,894)		395,628,873

REAL ESTATE INVESTMENT TRUSTS – 3.9%
Realty Income Corp.	324,274	17,543,223
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $18,648,275)		17,543,223

PREFERRED STOCKS – 3.4%
Technology Hardware,
Storage & Peripherals – 3.4%
Samsung Electronics Co. Ltd., 2.22%,	314,260	15,686,739
TOTAL PREFERRED STOCKS
(Cost $7,867,710)		15,686,739

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited), Continued

SHORT-TERM INVESTMENTS – 3.1%	Shares/Par	Value
Money Market Funds – 1.9%
First American Treasury Obligations
Fund – Class Z, 5.18%(b)	8,808,779	$8,808,779

U.S. Treasury Bills – 1.2%
5.15%, 07/11/2024(c)	$3,050,000	3,006,017
5.05%, 10/31/2024(c)	2,600,000	2,524,153
		5,530,170
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,340,537)		14,338,949
TOTAL INVESTMENTS – 97.1%
(Cost $308,028,416)		443,197,784
Other Assets in Excess of Liabilities – 2.9%		13,034,757
TOTAL NET ASSETS – 100.0%		$456,232,541

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR	American Depositary Receipt
AG	Aktiengesellschaft
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	The rate shown is the effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited)

COMMON STOCKS – 64.2%	Shares	Value
Aerospace & Defense – 1.5%
Lockheed Martin Corp.	1,637	$744,622

Beverages – 2.8%
Heineken N.V.	14,291	1,377,435

Capital Markets – 3.5%
Brookfield Corp.	41,714	1,746,565

Chemicals – 1.5%
Air Products and Chemicals, Inc.	3,129	758,063

Commercial Services & Supplies – 1.0%
MillerKnoll, Inc.	19,925	493,343

Electric Utilities – 0.7%
Portland General Electric Co.	7,969	334,698

Financial Services – 10.8%
Berkshire Hathaway, Inc. – Class B(a)	4,858	2,042,886
Fiserv, Inc.(a)	11,877	1,898,182
Visa, Inc. – Class A	5,094	1,421,634
		5,362,702
Ground Transportation – 4.6%
U-Haul Holding Co.	15,805	1,053,877
Union Pacific Corp.	4,999	1,229,404
		2,283,281
Health Care Equipment & Supplies – 1.7%
Smith & Nephew PLC	68,675	859,499

Health Care Providers & Services – 10.8%
Centene Corp.(a)	19,914	1,562,851
CVS Health Corp.	17,583	1,402,420
McKesson Corp.	4,380	2,351,403
		5,316,674
Hotels, Restaurants & Leisure – 3.1%
Booking Holdings, Inc.	181	656,646
Compass Group PLC	29,322	859,712
		1,516,358
Insurance – 3.2%
Markel Group, Inc.(a)	1,035	1,574,732

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited), Continued

COMMON STOCKS – 64.2%, Continued	Shares/Par	Value
Interactive Media & Services – 1.1%
Match Group, Inc.(a)	15,514	$562,848

Media – 6.1%
Comcast Corp. – Class A	43,937	1,904,669
Walt Disney Co.	8,897	1,088,637
		2,993,306
Personal Care Products – 2.1%
Kenvue, Inc.	1	21
Unilever PLC – ADR	20,599	1,033,864
		1,033,885
Pharmaceuticals – 2.1%
Novartis AG – ADR	11,079	1,071,672

Software – 6.6%
Microsoft Corp.	4,197	1,765,762
Oracle Corp.	11,750	1,475,917
		3,241,679
Specialty Retail – 1.0%
Valvoline, Inc.(a)	11,343	505,558
TOTAL COMMON STOCKS
(Cost $21,011,161)		31,776,920

MUNICIPAL BONDS – 6.1%
California Health Facilities Financing Authority,
Revenue Bonds, Persons with Developmental
Disabilities, 7.88%, 02/01/2026	$65,000	65,131
California Infrastructure & Economic
Development Bank, 3.25%, 07/01/2026
(Obligor: SCRIPPS RESEARCH INST)	130,000	126,014
City of New York, General Obligation,
Build America Bonds
5.89%, 12/01/2024	175,000	175,618
5.42%, 03/01/2025	35,000	34,997
City of Pasadena CA, Series B,
4.63%, 05/01/2038	100,000	99,386
City of San Jose CA, 2.60%, 09/01/2027	175,000	164,439

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited), Continued

MUNICIPAL BONDS – 6.1%, Continued	Par	Value
City of Seattle WA Drainage &
Wastewater Revenue, 5.55%, 11/01/2039	$150,000	$156,583
Lake of Elsinore California Improvement
Bond Act 1915, 1.15%, 09/02/2025	150,000	141,180
Los Angeles Department of Water & Power
Water System Revenue, 5.38%, 07/01/2024	85,000	84,919
Los Angeles Unified School District/CA,
5.72%, 05/01/2027	230,000	233,897
San Francisco Bay Area Toll Authority,
Revenue Bonds, 6.79%, 04/01/2030	55,000	56,357
San Francisco City & County Airport
Comm-San Francisco International
Airport, 2.29%, 05/01/2028	180,000	164,534
San Jose Redevelopment Agency
Successor Agency, 3.18%, 08/01/2026	250,000	240,936
State of California
3.38%, 04/01/2025	100,000	98,426
2.65%, 04/01/2026	200,000	192,405
7.50%, 04/01/2034	150,000	176,574
5.13%, 03/01/2038	150,000	151,863
State of California, Build America
Bonds, 4.99%, 04/01/2039	15,000	14,543
State of Georgia, School Construction
Bonds, 4.35%, 02/01/2029	15,000	14,905
State of Mississippi, 4.51%, 11/01/2024	100,000	99,055
State of Oregon, 5.05%, 08/01/2043	300,000	296,291
Toledo City School District, General
Obligation Bond, Taxable, 5.00%, 12/01/2024	225,000	224,537
TOTAL MUNICIPAL BONDS
(Cost $3,044,943)		3,012,590

CORPORATE BONDS – 5.5%
Beverages – 0.6%
Coca-Cola Consolidated, Inc., 3.80%, 11/25/2025	150,000	146,811
Coca-Cola Refreshments USA LLC,
6.75%, 09/15/2028	125,000	135,403
		282,214

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited), Continued

CORPORATE BONDS – 5.5%, Continued	Par	Value
Capital Markets – 2.6%
Charles Schwab Corp., 5.38% to 06/01/2025
then 5 yr. CMT Rate + 4.97%, Perpetual	$350,000	$348,383
Goldman Sachs Group, Inc., 6.37%
(3 mo. Term SOFR + 1.03%), Perpetual	1,001,000	845,664
JPMorgan Chase Financial Co. LLC,
5.00%, 09/16/2027	100,000	97,037
		1,291,084
Consumer Discretionary – 0.3%
Amazon.com, Inc., 5.20%, 12/03/2025	150,000	150,739

Food Products – 0.3%
Conopco, Inc., 7.25%, 12/15/2026	150,000	159,216

Petroleum and Coal
Products Manufacturing – 1.1%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	557,000	552,158

Technology Hardware,
Storage & Peripherals – 0.6%
Apple, Inc., 0.70%, 02/08/2026	145,000	134,592
International Business Machines Corp.,
7.00%, 10/30/2025	150,000	154,686
		289,278
TOTAL CORPORATE BONDS
(Cost $2,666,927)		2,724,689

EXCHANGE-TRADED FUNDS – 4.2%(a)	Shares
iShares Silver Trust	35,295	802,961
SPDR Gold Shares	6,143	1,263,738
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,344,878)		2,066,699

PREFERRED STOCKS – 3.3%
Closed-end Funds – 0.7%
GDL Fund, Series C, 4.00%, 03/26/2025(b)	6,900	340,860

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited), Continued

PREFERRED STOCKS – 3.3%, Continued	Shares/Par	Value
Technology Hardware,
Storage & Peripherals – 2.6%
Samsung Electronics Co. Ltd., 2.22%,	25,635	$1,279,608
TOTAL PREFERRED STOCKS
(Cost $761,398)		1,620,468

OTHER SECURITIES – 2.9%
Tennessee Valley Authority
Series A, 2.22%
(30 Year CMT Rate + 0.84%), 05/01/2029	$33,100	727,538
Series D, 2.13%
(30 Year CMT Rate + 0.94%), 06/01/2028	32,700	723,324
TOTAL OTHER SECURITIES
(Cost $1,573,651)		1,450,862

REAL ESTATE INVESTMENT TRUSTS – 2.7%
Orion Office REIT, Inc.	1	3
Realty Income Corp.	24,647	1,333,403
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,445,211)		1,333,406

U.S. TREASURY OBLIGATIONS – 1.9%
United States Treasury Note/Bond,
5.00%, 10/31/2025	960,000	963,000
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $961,033)		963,000

SHORT-TERM INVESTMENTS – 8.9%
Money Market Funds – 2.8%
First American Treasury Obligations
Fund – Class Z, 5.18%(c)	1,379,067	1,379,067

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited), Continued

SHORT-TERM INVESTMENTS – 8.9%, Continued	Par	Value
U.S. Treasury Bills – 6.1%
5.36%, 05/16/2024(d)	$705,000	$700,396
5.12%, 07/11/2024(d)	750,000	739,185
5.06%, 10/31/2024(d)	1,630,000	1,582,450
		3,022,031
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,401,738)		4,401,098
TOTAL INVESTMENTS – 99.7%
(Cost $37,210,940)		49,349,732
Other Assets in Excess of Liabilities – 0.3%		144,038
TOTAL NET ASSETS – 100.0%		$49,493,770

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR	American Depositary Receipt
AG	Aktiengesellschaft
CMT	Constant Maturity Treasury Rate
NV	Naamloze Vennootschap
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)	The rate shown is the effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited)

COMMON STOCKS – 86.7%	Shares	Value
Beverages – 4.0%
Heineken Holding NV	13,480	$1,087,812

Building Products – 3.8%
Assa Abloy AB – Class B	36,778	1,055,168

Capital Markets – 6.2%
Brookfield Corp.	40,570	1,698,666

Chemicals – 1.9%
Air Products and Chemicals, Inc.	2,185	529,360

Commercial Services & Supplies – 1.6%
MillerKnoll, Inc.	17,980	445,185

Financial Services – 12.0%
Berkshire Hathaway, Inc. – Class B(a)	2,556	1,074,849
Fiserv, Inc.(a)	7,826	1,250,752
Visa, Inc. – Class A	3,428	956,686
		3,282,287
Food Products – 1.9%
Yakult Honsha Co. Ltd.	25,250	515,742

Ground Transportation – 6.5%
Canadian Pacific Kansas City Ltd.	5,321	469,153
U-Haul Holding Co.	10,837	722,611
Union Pacific Corp.	2,394	588,756
		1,780,520
Health Care Equipment & Supplies – 3.6%
Smith & Nephew PLC	79,495	994,917

Health Care Providers & Services – 11.5%
Centene Corp.(a)	15,593	1,223,739
CVS Health Corp.	12,795	1,020,529
McKesson Corp.	1,678	900,834
		3,145,102
Hotels, Restaurants & Leisure – 5.3%
Booking Holdings, Inc.	123	446,229
Compass Group PLC	34,856	1,021,968
		1,468,197

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited), Continued

COMMON STOCKS – 86.7%, Continued	Shares	Value
Household Durables – 1.8%
Sony Corp. – ADR	5,662	$485,460

Insurance – 4.9%
AIA Group, Ltd.	43,290	290,650
Markel Group, Inc.(a)	695	1,057,429
		1,348,079
Interactive Media & Services – 2.6%
Baidu, Inc. – ADR(a)	3,034	319,419
Tencent Holdings, Ltd.	9,910	384,655
		704,074
Media – 8.6%
Comcast Corp. – Class A	34,367	1,489,810
Walt Disney Co.	7,020	858,967
		2,348,777
Personal Care Products – 2.2%
Unilever PLC – ADR	12,001	602,330

Pharmaceuticals – 2.9%
Novartis AG – ADR	8,330	805,761

Software – 5.4%
Microsoft Corp.	1,215	511,175
Oracle Corp.	7,769	975,864
		1,487,039
TOTAL COMMON STOCKS
(Cost $17,969,401)		23,784,476

PREFERRED STOCKS – 6.7%
Technology Hardware,
Storage & Peripherals – 6.7%
Samsung Electronics Co. Ltd., 2.22%,	37,020	1,847,906
TOTAL PREFERRED STOCKS
(Cost $957,804)		1,847,906

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited), Continued

REAL ESTATE INVESTMENT TRUSTS – 3.5%	Shares	Value
Realty Income Corp.	17,640	$954,324
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,027,084)		954,324

SHORT-TERM INVESTMENTS – 2.5%
Money Market Funds – 2.5%
First American Treasury Obligations
Fund – Class Z, 5.18%(b)	693,998	693,998
TOTAL SHORT-TERM INVESTMENTS
(Cost $693,998)		693,998
TOTAL INVESTMENTS – 99.4%
(Cost $20,648,287)		27,280,704
Other Assets in Excess of Liabilities – 0.6%		158,409
TOTAL NET ASSETS – 100.0%		$27,439,113

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB	Aktiebolag
ADR	American Depositary Receipt
AG	Aktiengesellschaft
NV	Naamloze Vennootschap
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited), Continued

COUNTRY ALLOCATION
Country	% of Net Assets
United States	57.2%
United Kingdom	9.5%
Canada	7.9%
Republic of Korea	6.7%
Netherlands	4.0%
Sweden	3.8%
Japan	3.7%
Switzerland	2.9%
China	2.6%
Hong Kong	1.1%
Other Assets in Excess of Liabilities	0.6%
100.0%

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

(This Page Intentionally Left Blank.)

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2024 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$308,028,416 and $37,210,940, respectively)	$443,197,784	$49,349,732
Cash	172,611	2,837
Receivables:
Fund shares issued	20,141,674	—
Dividends and interest	942,120	187,558
Dividend tax reclaim	389,282	30,019
Prepaid expenses	41,366	20,432
Total assets	464,884,837	49,590,578
LIABILITIES
Payables:
Investments purchased	6,870,468	—
Fund shares redeemed	1,186,981	10,047
Advisory fees	252,780	18,770
Administration and fund accounting fees	35,092	11,516
Audit fees	11,250	11,251
12b-1 distribution fees	207,308	17,808
Chief Compliance Officer fee	1,897	1,897
Custody fees	6,266	2,131
Directors fees	1,935	1,935
Legal fees	1,105	1,107
Shareholder servicing fees	69,918	17,223
Transfer agent fees and expenses	7,296	3,123
Total liabilities	8,652,296	96,808
NET ASSETS	$456,232,541	$49,493,770
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$448,679,648	$38,382,334
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	8,414,847	1,072,206
Net asset value, offering and redemption price per share	$53.32	$35.80
Retail Shares
Net assets applicable to shares outstanding	$7,552,893	$11,111,436
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	142,124	311,019
Net asset value, offering and redemption price per share	$53.14	$35.73
COMPOSITION OF NET ASSETS
Paid-in capital	$314,946,282	$36,017,289
Total distributable earnings	141,286,259	13,476,481
Net assets	$456,232,541	$49,493,770

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2024 (Unaudited)

Scharf Global
Opportunity Fund
ASSETS
Investments in securities, at value (identified cost $20,648,287)	$27,280,704
Cash	5,871
Receivables:
Fund shares issued	80,076
Dividends and interest	76,661
Dividend tax reclaim	16,332
Due from Adviser (Note 4)	1,115
Prepaid expenses	10,942
Total assets	27,471,701
LIABILITIES
Payables:
Audit fees	10,500
Shareholder servicing fees	6,942
Administration and fund accounting fees	7,315
Legal fees	1,242
Chief Compliance Officer fee	1,903
Custody fees	1,888
Transfer agent fees and expenses	862
Trustee fees and expenses	1,936
Total liabilities	32,588
NET ASSETS	$27,439,113
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$27,439,113
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	776,366
Net asset value, offering and redemption price per share	$35.34
COMPOSITION OF NET ASSETS
Paid-in capital	$19,880,836
Total distributable earnings	7,558,277
Net assets	$27,439,113

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2024 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $126,471 and $10,859, respectively)	$3,288,160	$305,503
Interest	323,727	258,227
Total income	3,611,887	563,730
Expenses
Advisory fees (Note 4)	1,588,742	157,047
Shareholder servicing fees – Institutional Class (Note 6)	161,285	16,936
Shareholder servicing fees – Retail Class (Note 6)	3,278	5,318
Administration and fund accounting fees (Note 4)	87,846	32,253
Transfer agent fees and expenses (Note 4)	20,994	7,408
Custody fees (Note 4)	20,773	6,549
Registration fees	18,058	15,163
Audit fees	11,251	11,251
Trustee fees and expenses	8,613	8,613
12b-1 distribution fees – Retail Class (Note 5)	8,195	13,296
Reports to shareholders	7,059	1,769
Miscellaneous expenses	5,645	3,547
Chief Compliance Officer fee (Note 4)	5,596	5,596
Insurance expense	5,012	1,916
Legal fees	3,250	3,253
Interest expense (Note 7)	1,087	23
Total expenses	1,956,684	289,938
Less: advisory fee waiver (Note 4)	(176,191)	(48,994)
Net expenses	1,780,493	240,944
Net investment income	1,831,394	322,786
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	12,783,493	1,840,031
Foreign currency	2,555	(54)
Net change in unrealized appreciation/(depreciation) on:
Investments	49,871,568	4,053,567
Foreign currency	27,967	685
Net realized and unrealized gain on
investments and foreign currency	62,685,583	5,894,229
Net Increase in Net Assets
Resulting from Operations	$64,516,977	$6,217,015

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2024 (Unaudited)

Scharf Global
Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance fees of $12,918)	$222,908
Interest	18,665
Total income	241,573
Expenses
Advisory fees (Note 4)	92,601
Administration and fund accounting fees (Note 4)	20,843
Audit fees	10,500
Registration fees	9,363
Trustee fees and expenses	8,614
Custody fees (Note 4)	6,738
Chief Compliance Officer fee (Note 4)	5,602
Shareholder servicing fees – Institutional Class (Note 6)	5,014
Transfer agent fees and expenses (Note 4)	3,999
Miscellaneous expenses	3,832
Legal fees	3,187
Insurance expense	1,724
Reports to shareholders	1,630
Interest expense (Note 7)	1,601
Total expenses	175,248
Less: advisory fee waiver and expense reimbursement (Note 4)	(99,844)
Net expenses	75,404
Net investment income	166,169
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	694,259
Foreign currency	(241)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,790,834
Foreign currency	(201)
Net realized and unrealized gain on investments and foreign currency	3,484,651
Net Increase in Net Assets Resulting from Operations	$3,650,820

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,831,394	$2,932,501
Net realized gain/(loss) from:
Investments	12,783,493	28,510,148
Foreign currency	2,555	(13,637)
Net change in unrealized appreciation/(depreciation) on:
Investments	49,871,568	32,706,978
Foreign currency	27,967	18,886
Net increase in net assets
resulting from operations	64,516,977	64,154,876
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class shares	(33,598,363)	(19,726,638)
Net dividends and distributions to shareholders –
Retail Class shares	(538,833)	(269,886)
Total distributions to shareholders	(34,137,196)	(19,996,524)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	38,030,432	(17,918,948)
Total increase in net assets	68,410,213	26,239,404
NET ASSETS
Beginning of period	387,822,328	361,582,924
End of period	$456,232,541	$387,822,328

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class

	Six Months Ended
	March 31, 2024			Year Ended
	(Unaudited)			September 30, 2023
	Shares	Paid-in Capital		Shares	Paid-in Capital
Shares sold	977,888	$50,818,142		850,977	$41,201,237
Shares issued on reinvestments
of distributions	685,341	33,259,569		413,212	19,615,179
Shares redeemed*	(924,632)	(46,921,849)		(1,609,151)	(78,812,272)
Net increase/(decrease)	738,597	$37,155,862		(344,962)	$(17,995,856)
* Net of redemption fees of		$13	^		$812

Retail Class

	Six Months Ended
	March 31, 2024			Year Ended
	(Unaudited)			September 30, 2023
	Shares	Paid-in Capital		Shares	Paid-in Capital
Shares sold	18,102	$935,542		25,502	$1,231,141
Shares issued on reinvestments
of distributions	11,131	538,833		5,312	251,594
Shares redeemed*	(12,114)	(599,805)		(28,770)	(1,405,827)
Net increase	17,119	$874,570		2,044	$76,908
* Net of redemption fees of		$—	^		$13

^	For the period October 1, 2023 through January 27, 2024, a redemption fee of 2.00% was assessed against shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$322,786	$550,628
Net realized gain/(loss) from:
Investments	1,840,031	3,084,207
Foreign currency	(54)	2,174
Net change in unrealized appreciation/(depreciation) on:
Investments	4,053,567	2,580,005
Foreign currency	685	718
Net increase in net assets
resulting from operations	6,217,015	6,217,732
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class	(3,119,907)	(1,304,574)
Net dividends and distributions to shareholders –
Retail Class	(843,003)	(315,956)
Total distributions to shareholders	(3,962,910)	(1,620,530)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	145,820	(4,312,035)
Total increase in net assets	2,399,925	285,167
NET ASSETS
Beginning of period	47,093,845	46,808,678
End of period	$49,493,770	$47,093,845

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class

	Six Months Ended
	March 31, 2024		Year Ended
	(Unaudited)		September 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	14,594	$508,612	17,419	$589,736
Shares issued on reinvestments
of distributions	91,274	3,026,633	39,023	1,290,490
Shares redeemed	(103,513)	(3,581,296)	(166,843)	(5,552,746)
Net increase/(decrease)	2,355	$(46,051)	(110,401)	$(3,672,520)

Retail Class
	Six Months Ended
	March 31, 2024		Year Ended
	(Unaudited)		September 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	459	$15,592	2,066	$68,767
Shares issued on reinvestments
of distributions	25,453	843,003	9,566	315,956
Shares redeemed	(19,386)	(666,724)	(30,402)	(1,024,238)
Net increase/(decrease)	6,526	$191,871	(18,770)	$(639,515)

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2024	Year Ended
	(Unaudited)	September 30, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$166,169	$275,346
Net realized gain/(loss) from:
Investments	694,259	237,000
Foreign currency	(241)	(1,834)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,790,834	3,249,709
Foreign currency	(201)	945
Net increase in net assets
resulting from operations	3,650,820	3,761,166
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(656,740)	(258,154)
Total distributions to shareholders	(656,740)	(258,154)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(1,620,862)	1,628,984
Total increase in net assets	1,373,218	5,131,996
NET ASSETS
Beginning of period	26,065,895	20,933,899
End of period	$27,439,113	$26,065,895

(a)	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2024		Year Ended
	(Unaudited)		September 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	44,702	$1,473,137	85,620	$2,707,814
Shares issued on reinvestments
of distributions	15,700	513,719	5,860	180,553
Shares redeemed*	(108,611)	(3,607,718)	(40,505)	(1,259,383)
Net increase/(decrease)	(48,209)	$(1,620,862)	50,975	$1,628,984
* Net of redemption fees of		$— ^		$568

^	For the period October 1, 2023 through January 27, 2024, a redemption fee of 2.00% was assessed against shares redeemed within 15 days of purchase.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,
	2024		Year Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value,
beginning of period	$49.72		$44.40	$54.78	$46.02	$46.21	$46.72

Income from
investment operations:
Net investment income^	0.23		0.36	0.29	0.39	0.34	0.23
Net realized and unrealized
gain/(loss) on investments
and foreign currency	7.84		7.44	(5.26)	10.14	3.35	2.99
Total from
investment operations	8.07		7.80	(4.97)	10.53	3.69	3.22

Less distributions:
From net
investment income	(0.40)		(0.31)	(0.38)	(0.37)	(0.24)	(0.39)
From net realized
gain on investments	(4.07)		(2.17)	(5.03)	(1.40)	(3.64)	(3.34)
Total distributions	(4.47)		(2.48)	(5.41)	(1.77)	(3.88)	(3.73)
Paid-in capital from
redemption fees^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value,
end of period	$53.32		$49.72	$44.40	$54.78	$46.02	$46.21

Total return	17.12	%‡	17.83%	-10.69%	23.43%	8.12%	7.61%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$448,680		$381,635	$356,162	$328,886	$282,746	$298,028
Ratio of expenses
to average net assets:
Before fee waivers	0.96	%†	0.95%	0.94%	0.94%	1.00%	1.06%
After fee waivers	0.87	%†	0.86%	0.86%	0.86%	0.90%	0.96%
Ratio of net investment
income to average net assets:
Before fee waivers	0.82	%†	0.65%	0.48%	0.66%	0.68%	0.44%
After fee waivers	0.91	%†	0.74%	0.56%	0.74%	0.78%	0.54%
Portfolio turnover rate	16.67	%‡	35.49%	22.66%	29.21%	52.15%	47.87%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months
	Ended
	March 31,
	2024		Year Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value,
beginning of period	$49.50		$44.09	$54.44	$45.74	$45.95	$46.43

Income from
investment operations:
Net investment income^	0.16		0.23	0.15	0.24	0.22	0.11
Net realized and unrealized
gain/(loss) on investments
and foreign currency	7.81		7.38	(5.25)	10.09	3.33	2.98
Total from
investment operations	7.97		7.61	(5.10)	10.33	3.55	3.09

Less distributions:
From net
investment income	(0.26)		(0.03)	(0.22)	(0.23)	(0.12)	(0.23)
From net realized
gain on investments	(4.07)		(2.17)	(5.03)	(1.40)	(3.64)	(3.34)
Total distributions	(4.33)		(2.20)	(5.25)	(1.63)	(3.76)	(3.57)
Paid-in capital from
redemption fees	—		0.00 ^#	0.00 ^#	0.00 ^#	0.00 ^#	0.00 ^#
Net asset value,
end of period	$53.14		$49.50	$44.09	$54.44	$45.74	$45.95

Total return	16.96	%‡	17.49%	-10.96%	23.08%	7.83%	7.32%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$7,553		$6,187	$5,421	$71,730	$66,531	$72,710
Ratio of expenses
to average net assets:
Before fee waivers	1.23	%†	1.23%	1.22%	1.22%	1.29%	1.34%
After fee waivers	1.14	%†	1.14%	1.14%	1.14%	1.19%	1.24%
Ratio of net investment
income to average net assets:
Before fee waivers	0.54	%†	0.39%	0.20%	0.38%	0.39%	0.16%
After fee waivers	0.63	%†	0.48%	0.28%	0.46%	0.49%	0.26%
Portfolio turnover rate	16.67	%‡	35.49%	22.66%	29.21%	52.15%	47.87%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,
	2024		Year Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value,
beginning of period	$34.29		$31.16	$38.14	$34.01	$33.55	$33.58

Income from
investment operations:
Net investment income^	0.24		0.40	0.19	0.28	0.33	0.38
Net realized and unrealized
gain/(loss) on investments
and foreign currency	4.23		3.86	(3.69)	5.18	2.60	1.70
Total from
investment operations	4.47		4.26	(3.50)	5.46	2.93	2.08

Less distributions:
From net
investment income	(0.45)		(0.22)	(0.30)	(0.31)	(0.43)	(0.49)
From net realized
gain on investments	(2.51)		(0.91)	(3.18)	(1.02)	(2.04)	(1.62)
Total distributions	(2.96)		(1.13)	(3.48)	(1.33)	(2.47)	(2.11)
Paid-in capital from
redemption fees	—		—	0.00 ^#	—	—	—
Net asset value,
end of period	$35.80		$34.29	$31.16	$38.14	$34.01	$33.55

Total return	13.73	%‡	13.81%	-10.48%	16.46%	8.99%	6.89%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$38,382		$36,686	$36,772	$43,738	$40,450	$43,865
Ratio of expenses
to average net assets:
Before fee waivers	1.14	%†	1.23%	1.43%	1.46%	1.47%	1.45%
After fee waivers	0.94	%†	0.95%	0.97%	0.97%	0.96%	0.98%
Ratio of net investment
income to average net assets:
Before fee waivers	1.19	%†	0.91%	0.08%	0.28%	0.50%	0.71%
After fee waivers	1.39	%†	1.19%	0.54%	0.77%	1.01%	1.18%
Portfolio turnover rate	13.19	%‡	28.37%	20.53%	28.67%	48.02%	45.52%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months
	Ended
	March 31,
	2024		Year Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value,
beginning of period	$34.18		$31.05	$38.02	$33.91	$33.47	$33.44

Income from
investment operations:
Net investment income^	0.20		0.31	0.09	0.19	0.24	0.29
Net realized and unrealized
gain/(loss) on investments
and foreign currency	4.22		3.85	(3.68)	5.17	2.59	1.72
Total from
investment operations	4.42		4.16	(3.59)	5.36	2.83	2.01

Less distributions:
From net
investment income	(0.36)		(0.12)	(0.20)	(0.23)	(0.35)	(0.36)
From net realized
gain on investments	(2.51)		(0.91)	(3.18)	(1.02)	(2.04)	(1.62)
Total distributions	(2.87)		(1.03)	(3.38)	(1.25)	(2.39)	(1.98)
Paid-in capital from
redemption fees	—		—	0.00 ^#	—	0.00 ^#	—
Net asset value,
end of period	$35.73		$34.18	$31.05	$38.02	$33.91	$33.47

Total return	13.59	%‡	13.51%	-10.74%	16.18%	8.68%	6.66%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$11,112		$10,408	$10,037	$6,805	$7,359	$5,874
Ratio of expenses
to average net assets:
Before fee waivers	1.40	%†	1.49%	1.69%	1.72%	1.74%	1.70%
After fee waivers	1.20	%†	1.21%	1.23%	1.23%	1.23%	1.23%
Ratio of net investment
income/(loss) to
average net assets:
Before fee waivers	0.94	%†	0.65%	(0.20)%	0.03%	0.23%	0.45%
After fee waivers	1.14	%†	0.93%	0.26%	0.52%	0.74%	0.92%
Portfolio turnover rate	13.19	%‡	28.37%	20.53%	28.67%	48.02%	45.52%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class*
	Six Months
	Ended
	March 31,
	2024		Year Ended September 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value,
beginning of period	$31.61		$27.06	$36.25	$29.32	$29.98	$31.30

Income from
investment operations:
Net investment income	0.21	^	0.35 ^	0.32 ^	0.31	0.28	0.37
Net realized and unrealized
gain/(loss) on investments
and foreign currency	4.39		4.53	(5.98)	7.31	2.22	0.90
Total from
investment operations	4.60		4.88	(5.66)	7.62	2.50	1.27

Less distributions:
From net
investment income	(0.41)		(0.33)	(0.30)	(0.23)	(0.41)	(0.28)
From net realized
gain on investments	(0.46)		—	(3.23)	(0.46)	(2.75)	(2.31)
Total distributions	(0.87)		(0.33)	(3.53)	(0.69)	(3.16)	(2.59)
Paid-in capital from
redemption fees	—		0.00 ^#	0.00 ^#	—	—	—
Net asset value,
end of period	$35.34		$31.61	$27.06	$36.25	$29.32	$29.98

Total return	14.78	%‡	18.08%	-17.53%	26.33%	8.09%	4.92%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$27,439		$26,066	$20,934	$25,643	$18,706	$17,763
Ratio of expenses
to average net assets:
Before fee waivers and
expense reimbursement	1.32	%†	1.44%	1.66%	1.84%	1.99%	1.96%
After fee waivers and
expense reimbursement	0.57	%†	0.59%	0.65%	0.76%	0.70%	0.59%
Ratio of net investment
income/(loss) to
average net assets:
Before fee waivers and
expense reimbursement	0.50	%†	0.25%	(0.06)%	(0.16)%	(0.42)%	(0.31)%
After fee waivers and
expense reimbursement	1.25	%†	1.10%	0.95%	0.92%	0.87%	1.06%
Portfolio turnover rate	16.83	%‡	34.13%	29.86%	37.42%	60.69%	73.90%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
*	Formerly Retail Class.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund, (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Scharf Fund and the Scharf Global Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Scharf Multi-Asset Opportunity Fund is to seek long-term capital appreciation and income. The Scharf Fund Institutional Class and Retail Class commenced operations on December 30, 2011, and January 28, 2015, respectively. The Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class commenced operations on December 31, 2012, and January 21, 2016, respectively.  The Scharf Global Opportunity Fund commenced operations on October 14, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds prior three fiscal years are open for examination.  Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Dividend income, income and capital gain distributions from underlying funds and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amounts of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective January 28, 2024, the Funds do not charge a redemption fee.  Prior to January 28, 2024, the Scharf Fund charged a 2.00% redemption fee to shareholders who redeemed shares held for 60 days or less. The Scharf Multi-Asset Opportunity Fund and the Scharf Global Opportunity Fund each charged a 2.00% redemption fee to shareholders who redeemed shares held for 15 days or less. Such fees were retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund for the period October 1, 2023 through January 27, 2024 are disclosed in the statements of changes.

G.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

H.
Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of March 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Fixed Income Securities: Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities law.  Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  At March 31, 2024, the Scharf Multi-Asset Opportunity Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933.  There were no other restricted investments held by the Funds at March 31, 2024.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Scharf Investments, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2024:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$395,628,873	$—	$—	$395,628,873
Real Estate Investment Trusts	17,543,223	—	—	17,543,223
Preferred Stocks	15,686,739	—	—	15,686,739
Money Market Funds	8,808,779	—	—	8,808,779
U.S. Treasury Bills	—	5,530,170	—	5,530,170
Total Assets	$437,667,614	$5,530,170	$—	$443,197,784

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

Scharf Multi-Asset Opportunity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$31,776,920	$—	$—	$31,776,920
Municipal Bonds	—	3,012,590	—	3,012,590
Corporate Bonds	—	2,724,689	—	2,724,689
Exchange Traded Funds	2,066,699	—	—	2,066,699
Preferred Stocks:
Closed-end Funds	—	340,860	—	340,860
Technology Hardware,
Storage & Peripherals	1,279,608	—	—	1,279,608
Preferred Stocks – Total	1,279,608	340,860	—	1,620,468
Other Securities	1,450,862	—	—	1,450,862
Real Estate Investment Trusts	1,333,406	—	—	1,333,406
U.S. Treasury Obligations	—	963,000	—	963,000
Money Market Funds	1,379,067	—	—	1,379,067
U.S. Treasury Bills	—	3,022,031	—	3,022,031
Total Assets	$39,286,562	$10,063,170	$—	$49,349,732

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$23,784,476	$—	$—	$23,784,476
Preferred Stocks	1,847,906	—	—	1,847,906
Real Estate Investment Trusts	954,324	—	—	954,324
Money Market Funds	693,998	—	—	693,998
Total Assets	$27,280,704	$—	$—	$27,280,704

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by each Fund.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

Scharf Fund pays fees calculated at an annual rate of 0.78% based upon the average daily net assets of the Fund. The Scharf Multi-Asset Opportunity Fund and the Scharf Global Opportunity Fund pay fees calculated at an annual rate of 0.65% and 0.70%, respectively, based upon the average daily net assets of each Fund.  For the six months ended March 31, 2024, the advisory fees incurred by the Funds are disclosed in the statements of operations.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Retail Class and 0.10% shareholder servicing fees applied to both the Institutional Class and Retail Class, acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as follows:

Expense Caps
Scharf Fund	0.79%
Scharf Multi-Asset Opportunity Fund	0.85%
Scharf Global Opportunity Fund	0.52%
Percent of average daily net assets of each Fund.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into the account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment: or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended March 31, 2024, the Adviser reduced its fees in the amount of $176,191, $48,994, and $99,844, for the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund, respectively.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

No amounts were recouped by the Adviser.  The expense limitation for the Funds will remain in effect through at least January 27, 2025 and may be terminated only by the Trust’s Board of Trustees.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

		Scharf Multi-Asset		Scharf Global
Scharf Fund		Opportunity Fund		Opportunity Fund
Year	Amount	Year	Amount	Year	Amount
9/30/24	$167,512	9/30/24	$124,877	9/30/24	$136,148
9/30/25	338,354	9/30/25	245,090	9/30/25	262,343
9/30/26	345,233	9/30/26	134,869	9/30/26	212,097
3/31/27	176,191	3/31/27	48,994	3/31/27	99,844
	$1,027,290		$553,830		$710,432

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for these services for the six months ended March 31, 2024, are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

NOTE 5 – 12B-1 DISTRIBUTION FEES

The Retail Class of the Scharf Fund and the Scharf Multi-Asset Opportunity Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits each class to pay for distribution and related expenses up to an annual rate of 0.25% of its average daily net assets.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended March 31, 2024, the 12b-1 fees accrued by each Fund’s Retail Class are disclosed in the statements of operations.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees up to an annual rate of 0.10% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2024, the shareholder servicing fees accrued by the Funds are disclosed in the statements of operations.

NOTE 7 – LINES OF CREDIT

The Scharf Fund, Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund have secured lines of credit in the amount of $20,000,000, $5,000,000, and $2,200,000, respectively.  Borrowing on the line of credit for the Scharf Fund and the Scharf Multi-Asset Opportunity Fund is limited to 33.33% of unencumbered assets.  Borrowing on the line of credit for the Scharf Global Opportunity Fund is limited to the lower of 15% of portfolio market value or 33.33% of unencumbered assets.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended March 31, 2024, the Scharf Fund, Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund each drew on its line of credit.

The Scharf Fund had an outstanding average balance of $4,602,000, paid a weighted average interest rate of 8.50%, and incurred interest expense of $1,087.  During the six months ended March 31, 2024, the maximum borrowing by the Fund was $4,602,000.

The Scharf Multi-Asset Opportunity Fund had an outstanding average balance of $97,000, paid a weighted average interest rate of 8.50%, and incurred interest expense of $23.  During the six months ended March 31, 2024, the maximum borrowing by the Fund was $97,000.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

The Scharf Global Opportunity Fund had an outstanding average balance of $840,000, paid a weighted average interest rate of 8.50%, and incurred interest expense of $1,601.  During the six months ended March 31, 2024, the maximum borrowing by the Fund was $2,130,000.

At March 31, 2024, the Funds had no outstanding loan amounts.

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Scharf Fund	$66,037,926	$82,507,910
Scharf Multi-Asset Opportunity Fund	5,779,669	8,945,109
Scharf Global Opportunity Fund	4,339,520	7,098,571

The Funds made no purchases or sales of U.S. government securities during the six months ended March 31, 2024.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2023, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Scharf
		Multi-Asset
	Scharf	Opportunity
	Fund	Fund
Cost of investments (a)	$309,385,775	$39,464,763
Gross unrealized appreciation	100,081,876	10,011,814
Gross unrealized depreciation	(17,331,692)	(2,013,463)
Net unrealized appreciation (a)	82,750,184	7,998,351
Net unrealized depreciation on foreign currency	(192)	(154)
Undistributed ordinary income	2,382,591	443,268
Undistributed long-term capital gains	25,773,895	2,784,927
Total distributable earnings	28,156,486	3,228,195
Other accumulated gains/(losses)	—	(4,016)
Total accumulated earnings/(losses)	$110,906,478	$11,222,376

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

Scharf Global
Opportunity
Fund
Cost of investments (a)	$22,327,003
Gross unrealized appreciation	4,999,557
Gross unrealized depreciation	(1,295,587)
Net unrealized appreciation (a)	3,703,970
Net unrealized depreciation on foreign currency	(112)
Undistributed ordinary income	241,987
Undistributed long-term capital gains	336,810
Total distributable earnings	578,797
Other accumulated gains/(losses)	281,541
Total accumulated earnings/(losses)	$4,564,196

(a)
The difference between book-basis and tax-basis cost and unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, tax adjustments related to partnerships, tax equalization and transfer in-kind.

The tax character of distributions paid during the six months ended March 31, 2024, and the year ended September 30, 2023, was as follows:

	March 31, 2024		September 30, 2023
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Scharf Fund	$3,037,333	$31,099,863	$2,449,143	$17,547,381
Scharf Multi-Asset
Opportunity Fund	583,831	3,379,079	289,803	1,330,727
Scharf Global
Opportunity Fund	319,928	336,812	258,154	—

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2023.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Scharf Fund
Morgan Stanley Smith Barney LLC	33.38%
National Financial Services LLC	31.31%

Scharf Multi-Asset Opportunity Fund
Charles Schwab & Co., Inc.	86.18%

Scharf Global Opportunity Fund
Charles Schwab & Co., Inc.	57.10%

NOTE 11 – CHANGES TO OFFICERS

Effective March 22, 2024, Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust and Ms. Elaine Richards was appointed Assistant Secretary of the Trust.  Previously, Ms. Kabakali served as Assistant Secretary and Ms. Richards served as Secretary and Vice President of the Trust.

NOTE 12 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Foreign and Emerging Market Securities Risk. The Fund may invest a portion (or all, with respect to the Global Opportunity Fund) of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers. In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States. Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise, could impact

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2024 (Unaudited), Continued

returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone. The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

•
Small- and Medium-Sized Company Risk. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

•
Investment Style Risk. Stocks with relatively low valuations may perform differently from the market as a whole and from other types of stocks. At times when these securities are out of favor, the Fund may underperform funds that follow different investing styles. Investing in such undervalued securities involves risks that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value is overestimated. Such securities may decline in value even though they are already undervalued.

•
Special Situations Risk. Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations, or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all. Transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. Furthermore, failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investment, producing a loss for the Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.

SCHARF FUNDS

NOTICE TO SHAREHOLDERS at March 31, 2024 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-572-4273 (1-866-5SCHARF) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-572-4273 (1-866-5SCHARF). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-Q and Form N-PORT is also available by calling 1-866-572-4273 (1-866-5SCHARF).

SCHARF FUNDS

HOUSEHOLDING

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-866-572-4273 (1-866-5SCHARF) to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Scharf Fund
Scharf Multi-Asset Opportunity Fund
Scharf Global Opportunity Fund

At meetings held on October 18, 2023 and December 14-15, 2023, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) on behalf of each of the Scharf Fund, Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund”), and Scharf Global Opportunity Fund (the “Global Opportunity Fund”) (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board also noted that the Adviser was working towards implementation of newly adopted Securities and Exchange Commission rules applicable to the Funds, including the new tailored shareholder reports. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Adviser had the quality

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2023 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”),  and the Adviser’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing each Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Scharf Fund: The Board noted that the Fund underperformed the average of its Morningstar peer group for the one-, three- and ten-year periods and outperformed for the five-year period ended June 30, 2023. The Board also noted that the Fund underperformed the average of its Cohort for the one- and three-year periods and outperformed for the five and ten-year periods ended June 30, 2023. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one- and three-year periods and outperformed for the five- and ten-year periods ended June 30, 2023. The Board also noted that the Fund had underperformed its secondary benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2023.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed its similar account composite for the one-year period and underperformed for the three-, five- and ten-year periods ended June 30, 2023.

Multi-Asset Fund: The Board noted that the Fund underperformed its Morningstar peer group average for the one-year period and outperformed for the three-, five- and ten-year periods ended June 30, 2023. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three- and ten-year periods and outperformed for the five-year period ended June 30, 2023. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2023. The Board noted that the Fund outperformed its secondary benchmark index for the one-, three-, five- and ten-year periods ended June 30, 2023. The Board also noted that the Fund underperformed its tertiary benchmark index for the one-year period and outperformed for the three-, five- and ten-year periods ended June 30, 2023.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed account composite for the one-, three- and five-year periods ended June 30, 2023.

Global Opportunity Fund: The Board noted that the Fund underperformed the average of the Morningstar peer group and the Cohort for the one- and three-year periods and outperformed the average of both for the five-year period, all periods ended June 30, 2023. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one- and three-year periods, and outperformed for the five-year period ended June 30, 2023.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed account composite for the one-, three- and five-year periods ended June 30, 2023.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the Morningstar peer funds, the Cohort and to the Adviser’s similarly managed

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

separate accounts for other types of clients, if applicable, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board considered the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Scharf Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.79% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board considered that the Fund’s contractual management fee and net expense ratio was above the average and the median of the Cohort. The Board noted that the Fund’s net expense ratio was above the Morningstar peer group average. The Board considered that the management fee charged to the Fund was higher than or lower than the advisory fee charged to by the Adviser to its separately managed account clients depending on the asset level, and the Board also considered differences in services provided to those accounts as well as other factors that were relevant in explaining differences in fees.

Multi-Asset Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.85% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were each above the Cohort median and average. The Board also noted that the net expense ratio was above the average of the Morningstar peer group. The Board considered that the management fee charged to the Fund was higher than or lower than the advisory fee charged to by the Adviser to its separately managed account clients depending on the asset level, and the Board also considered differences in services provided to those accounts as well as other factors that were relevant in explaining differences in fees.

Global Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.52% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board considered that the contractual management fee and net expense ratio of the Fund were below the Cohort median and average. The Board noted that the Fund’s net expense ratio was below the average of the Morningstar peer group. The Board considered the differences in fees for the Adviser’s similarly managed account, noting it is a UCIT and is subject to different regulatory requirements.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. In this regard, the Board noted that the Adviser contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from Retail Class shares of the Funds. The Board also considered that the Funds utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Scharf Fund, Multi-Asset Fund, and Global Opportunity Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of each Fund and its shareholders.

SCHARF FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

SCHARF FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2022 through June 30, 2023. The report noted that the Scharf Fund made use of its line of credit during the reporting period and that such line was fully repaid in a timely manner. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

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Investment Adviser
Scharf Investments, LLC
16450 Los Gatos Blvd., Suite 207
Los Gatos, CA 95032

Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(866) 572-4273

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, NY 10020

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866)-5SCHARF. Statements and other information herein are dated and are subject to change.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   6/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date   6/5/2024

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial
Officer

Date   6/6/2024

* Print the name and title of each signing officer under his or her signature.